Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2017
VESSELS, NET [Abstract]
Vessels, Net

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2015	$ 1,506,188	$ (276,139)	$ 1,230,049
Additions	15,341	(55,983)	(40,642)
Vessel impairment losses	(42,231)	15,030	(27,201)
Transfer to vessel held for sale	(125,000)	—	(125,000)

Balance December 31, 2016	$ 1,354,298	$ (317,092)	$ 1,037,206
Additions	77,409	(27,009)	50,400
Disposals	(4,291)	323	(3,968)

Balance June 30, 2017	$ 1,427,416	$ (343,778)	$ 1,083,638